TRADE RECEIVABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables from customers	$ 578	$ 575
Other receivables	60	94
Prepayments	24	25
Total trade receivables and other	$ 662	$ 694	$ 605